Related Party Transactions - Transactions with CMCC Group (Detail) - CMCC Group [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Additions of right-of-use assets	¥ 712	¥ 458	¥ 180
Interest expenses	131	170	187
Net (repayment)/receipts of short-term deposits	(7,541)	5,069	10,764
Consideration of assets transferred			873
Telecommunications facilities construction [member]
Disclosure of transactions between related parties [line items]
Services revenue	1,607	979	495
Comprehensive support [member]
Disclosure of transactions between related parties [line items]
Services revenue	329	280	197
Technical support [member]
Disclosure of transactions between related parties [line items]
Services charges	271	188	103
Network assets [member]
Disclosure of transactions between related parties [line items]
Charges for use of network assets	4,341	1,895	1,478
Property leasing and management [member]
Disclosure of transactions between related parties [line items]
Services charges	¥ 1,641	¥ 1,365	¥ 1,129